Other current liabilities (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities Details
Current accrued expenses and other current liabilities	€ 504	€ 491
Long Term Agreement For Supplying Natural Gas And Electricity	€ 68	€ 73